General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General (Textual)
Deferred payments	$ 5,000
Accrued milestone payments	175
Capital gain amount	$ 769
Net losses		$ (12,625)	$ (6,571)	$ (4,842)
Negative cash flows from operatingactivities		(10,834)	(4,155)	(8,972)
Decrease in operating lease right of use assets		1
Decrease in finance expenses		3
Increase in general and administrative expense		4
Decrease in finance income		3,037
Increase in finance income				$ 1,591
Increase (decrease) in additional paid-in capital		1,666	(2,937)
Increase in shareholders’ equity		1,565
Increase (decrease) in retained earnings (deficit)		$ 101	$ (2,937)
Conversion of American Depositary Shares		10
Ophthalix, Inc [Member]
General (Textual)
Ownership interest percentage	8.00%	82.00%